Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment
14.	PROPERTY, PLANT AND EQUIPMENT

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Land	$3,365,013	$3,258,518	$109,937
Buildings and improvements	58,028,631	58,272,864	1,966,021
Machinery and equipment	72,700,762	66,185,198	2,232,969
Other equipment	2,089,581	1,588,113	53,580
Construction in progress and machinery in transit	7,696,254	5,863,713	197,831

	$143,880,241	$135,168,406	$4,560,338

For the year ended December 31, 2015

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2015	$3,348,018	$86,725,254	$233,669,627	$7,182,574	$5,862,217	$336,787,690
Additions		132,584	553,496	401,417	27,193,324	28,280,821
Disposals	-	(405,040)	(8,041,933)	(232,555)	(20,711)	(8,700,239)
Reclassification	-	8,579,472	18,054,712	389,783	(26,893,158)	130,809
Effect of foreign currency exchange differences	33,282	(584,338)	(952,295)	(18,811)	256,088	(1,266,074)

Balance at December 31, 2015	$3,381,300	$94,447,932	$243,283,607	$7,722,408	$6,397,760	$355,233,007

Accumulated depreciation and impairment

Balance at January 1, 2015	$-	$30,329,544	$149,497,980	$5,365,887	$7,164	$185,200,575
Depreciation expense	-	4,790,646	23,372,408	775,716	-	28,938,770
Impairment losses recognized	-	120,424	31,116	-	106,589	258,129
Disposals	-	(308,895)	(7,838,937)	(224,509)	-	(8,372,341)
Reclassification	-	5,704	(11,920)	3,008	-	(3,208)
Effect of foreign currency exchange differences	-	(290,545)	(482,349)	(12,688)	(411)	(785,993)

Balance at December 31, 2015	$-	$34,646,878	$164,568,298	$5,907,414	$113,342	$205,235,932

For the year ended December 31, 2016

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2016	$3,381,300	$94,447,932	$243,283,607	$7,722,408	$6,397,760	$355,233,007
Additions	-	22,341	94,480	470,901	27,093,140	27,680,862
Disposals	-	(684,698)	(5,956,179)	(159,822)	(268,782)	(7,069,481)
Reclassification	-	5,110,102	19,661,732	691,276	(25,463,285)	(175)
Acquisitions through business combinations	-	-	-	1,159	-	1,159
Effect of foreign currency exchange differences	(16,287)	(2,637,502)	(8,882,884)	(251,261)	(45,291)	(11,833,225)

Balance at December 31, 2016	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147

Accumulated depreciation and impairment

Balance at January 1, 2016	$-	$34,646,878	$164,568,298	$5,907,414	$113,342	$205,235,932
Depreciation expense	-	5,114,263	22,983,290	864,061	-	28,961,614
Impairment losses recognized	-	620	876,123	5,564	5,924	888,231
Disposals	-	(449,198)	(5,544,489)	(151,875)	(100,049)	(6,245,611)
Reclassification	-	(5,123)	9,660	(4,537)	-	-
Acquisitions through business combinations	-	-	-	824	-	824
Effect of foreign currency exchange differences	-	(1,077,896)	(7,392,888)	(236,371)	(1,929)	(8,709,084)

Balance at December 31, 2016	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906

For the year ended December 31, 2017

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$3,365,013	$96,258,175	$248,200,756	$8,474,661	$7,713,542	$364,012,147
Additions	-	350,434	102,301	130,659	23,094,288	23,677,682
Disposals	-	(609,294)	(8,449,949)	(763,937)	(73,248)	(9,896,428)
Reclassification	(35,965)	6,483,392	18,331,738	174,947	(25,428,464)	(474,352)
Effect of foreign currency exchange differences	(70,530)	(2,294,779)	(4,986,843)	(204,250)	557,595	(6,998,807)

Balance at December 31, 2017	$3,258,518	$100,187,928	$253,198,003	$7,812,080	$5,863,713	$370,320,242

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$38,229,544	$175,499,994	$6,385,080	$17,288	$220,131,906
Depreciation expense	-	5,156,558	22,722,307	746,422	-	28,625,287
Impairment losses recognized	-	2,310	286,880	368	-	289,558
Disposals	-	(478,903)	(7,540,654)	(720,319)	(17,288)	(8,757,164)
Reclassification	-	(210,080)	34,452	(24,117)	-	(199,745)
Effect of foreign currency exchange differences	-	(784,365)	(3,990,174)	(163,467)	-	(4,938,006)

Balance at December 31, 2017	$-	$41,915,064	$187,012,805	$6,223,967	$-	$235,151,836

	Land	Buildings and improvements	Machinery and equipment	Other equipment	Construction in progress and machinery in transit	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1,2017	$113,529	$3,247,577	$8,373,845	$285,920	$260,241	$12,281,112
Additions	-	11,823	3,451	4,408	779,160	798,842
Disposals	-	(20,556)	(285,086)	(25,774)	(2,471)	(333,887)
Reclassification	(1,212)	218,738	618,480	5,902	(857,911)	(16,003)
Effect of foreign currency exchange differences	(2,380)	(77,422)	(168,247)	(6,891)	18,812	(236,128)

Balance at December 31, 2017	$109,937	$3,380,160	$8,542,443	$263,565	$197,831	$12,493,936

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$1,289,796	$5,921,052	$215,421	$583	$7,426,852
Depreciation expense	-	173,973	766,610	25,183	-	965,766
Impairment losses recognized	-	78	9,679	12	-	9,769
Disposals	-	(16,157)	(254,408)	(24,302)	(583)	(295,450)
Reclassification	-	(7,088)	1,162	(814)	-	(6,740)
Effect of foreign currency exchange differences	-	(26,463)	(134,621)	(5,515)	-	(166,599)

Balance at December 31,2017	$-	$1,414,139	$6,309,474	$209,985	$-	$7,933,598

Due to the Group’s future operation plans and capacity evaluation or production demands in segment of packaging and testing, the Group believed that a portion of property, plant and equipment does not qualify for the production needs and therefore recognized an impairment loss of NT$258,129 thousand, NT$888,231 thousand and NT$289,558 thousand (US$9,769 thousand) under the line item of other operating income and expenses in the consolidated statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017, respectively. The recoverable amount of the impaired property, plant and equipment is determined on the basis of its value in use and the Group expects to derive zero future cash flows from these assets.

Each class of property, plant and equipment was depreciated on a straight-line basis over the following useful lives:

Buildings and improvements
Main plant buildings	10-40 years
Cleanrooms	10-20 years
Others	3-20 years
Machinery and equipment	2-10 years
Other equipment	2-20 years

The capitalized borrowing costs for the years ended December 31, 2015, 2016 and 2017 are disclosed in Note 24